ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2022
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of limited partners' capital account by class

The BAC’s issued and outstanding in each series at March 31, 2022 and 2021 are as follows:

	Issued		Outstanding
	2022	2021	2022	2021
Series 47	3,478,334	3,478,334	3,459,434	3,459,434
Series 48	2,299,372	2,299,372	2,283,872	2,283,872
Series 49	6,000,000	6,000,000	5,982,000	5,982,000

	11,777,706	11,777,706	11,725,306	11,725,306

Schedule of weighted average number of units

	2022	2021
Series 47	3,459,434	3,465,809
Series 48	2,283,872	2,284,247
Series 49	5,982,000	5,983,875

	11,725,306	11,733,931